Cash, Cash Equivalents, and Marketable Securities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total cash and cash equivalents	$ 8,077	$ 8,886	$ 6,179	$ 9,424
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	1,066	266
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	3,280	2,723
Investment Type [Member] | Fair Value, Estimate Not Practicable, Carrying (Reported) Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash, time deposits and money market funds	7,011	8,620
US Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	924	0
Marketable securities	1,634	298
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	0	0
Marketable securities	505	1,169
Foreign Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	142	266
Marketable securities	632	832
Corporate debt [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	0	0
Marketable securities	475	384
Other Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	$ 34	$ 40